2. Loans: Principal balances on non-accrual loans (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Principal balances on non-accrual loans
Loan Class	December 31, 2015	December 31, 2014
Consumer Loans	$ 25,070,209	$ 23,124,540
Real Estate Loans	846,894	919,600
Sales Finance Contracts	1,009,475	739,009
Total	$ 26,926,578	$ 24,783,149